Lease (Details)	Mar. 31, 2020 USD ($)
Year ending March 31,
2021	$ 68,528
2022
2023
2024
2025
Thereafter
Total future lease payments	68,528
Less: Imputed interest	5,185
Total lease liability balance	$ 63,343